Note 2 - Loans and Allowance for Loan Losses - Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans, gross	$ 2,330,600	$ 2,093,042
Net deferred loan fees	(9,295)	(7,141)
Total loans	2,321,305	2,085,901
Less: Allowance for loan losses	(38,539)	(28,726)	$ (27,174)
Loans, net	2,282,766	2,057,175
Real Estate Portfolio Segment [Member]
Loans, gross	2,076,783	1,929,325
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member]
Loans, gross	535,994	511,250
Less: Allowance for loan losses	(8,098)	(7,144)	(6,297)
Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member]
Loans, gross	111,646	97,104
Less: Allowance for loan losses	(1,541)	(1,117)	(1,481)
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member]
Loans, gross	837,766	793,379
Less: Allowance for loan losses	(16,802)	(11,114)	(9,753)
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans, gross	488,626	425,185
Less: Allowance for loan losses	(7,936)	(5,997)	(7,084)
Real Estate Portfolio Segment [Member] | Farmland [Member]
Loans, gross	15,429	19,268
Less: Allowance for loan losses	(154)	(187)	(221)
Real Estate Portfolio Segment [Member] | Second Mortgages [Member]
Loans, gross	8,433	10,760
Less: Allowance for loan losses	(105)	(123)	(118)
Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member]
Loans, gross	78,889	72,379
Less: Allowance for loan losses	(997)	(889)	(731)
Commercial Portfolio Segment [Member]
Loans, gross	172,811	98,265
Less: Allowance for loan losses	(1,378)	(1,044)	$ (622)
Agricultural Portfolio Segment [Member]
Loans, gross	1,206	1,569
Consumer Portfolio Segment [Member]
Loans, gross	70,517	54,834
Consumer Portfolio Segment [Member] | Personal Loan [Member]
Loans, gross	66,193	50,532
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Loans, gross	4,324	4,302
Unallocated Financing Receivables [Member]
Loans, gross	$ 9,283	$ 9,049